Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 269,706	$ 251,526
ECL allowance	3,073	2,849
Net loans	528,657	462,879
Gross personal	45,429	41,897
Gross credit card	16,479	11,134
Gross business and government	200,116	161,171
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	174,889	162,401
Gross personal	18,944	18,609
Gross credit card	3,151	2,065
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	54,293	50,598
Gross personal	6,124	5,183
Gross credit card	1,042	715
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	31,016	29,459
Gross personal	14,070	12,480
Gross credit card	7,533	5,000
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,188	5,035
Gross personal	4,018	3,763
Gross credit card	3,919	2,788
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	906	840
Gross personal	1,355	1,055
Gross credit card	682	435
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	374	443
Gross personal	175	109
Gross credit card	0
Gross business and government	920	1,033
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,040	2,750
Gross personal	743	698
Gross credit card	152	131
Gross business and government	225	198
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	87,588	66,525
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	108,346	90,363
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,037	3,052
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	293	280
Net loans	269,413	251,246
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	902	768
Net loans	44,527	41,129
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	784	625
Net loans	15,695	10,509
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,094	1,176
Net loans	199,022	159,995
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	255,609	237,701
ECL allowance	600	551
Net loans	492,658	430,972
Gross personal	36,036	33,705
Gross credit card	12,266	8,149
Gross business and government	189,347	151,968
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	174,749	162,307
Gross personal	18,943	18,608
Gross credit card	3,151	2,065
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	53,795	49,958
Gross personal	6,119	5,179
Gross credit card	1,042	715
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	24,200	22,912
Gross personal	9,117	8,091
Gross credit card	6,936	4,653
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	261	364
Gross personal	934	990
Gross credit card	992	593
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	266	252
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,604	2,160
Gross personal	657	585
Gross credit card	145	123
Gross business and government	208	174
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	87,184	65,963
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	101,889	85,764
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	66	67
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	57	59
Net loans	255,552	237,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	115	125
Net loans	35,921	33,580
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	143	127
Net loans	12,123	8,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	285	240
Net loans	189,062	151,728
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,501	13,187
ECL allowance	1,809	1,526
Net loans	34,920	30,846
Gross personal	9,166	8,030
Gross credit card	4,213	2,985
Gross business and government	9,849	8,170
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	140	94
Gross personal	1	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	498	640
Gross personal	5	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,816	6,547
Gross personal	4,953	4,389
Gross credit card	597	347
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,927	4,671
Gross personal	3,084	2,773
Gross credit card	2,927	2,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	906	840
Gross personal	1,089	803
Gross credit card	682	435
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	214	395
Gross personal	34	60
Gross credit card	7	8
Gross business and government	17	24
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	404	562
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	6,457	4,599
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,971	2,985
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	69	63
Net loans	13,432	13,124
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	641	537
Net loans	8,525	7,493
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	641	498
Net loans	3,572	2,487
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	458	428
Net loans	9,391	7,742
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	596	638
Net loans	1,079	1,061
Gross personal	227	162
Gross business and government	920	1,033
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	374	443
Gross personal	175	109
Gross business and government	920	1,033
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	222	195
Gross personal	52	53
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	167	158
Net loans	429	480
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	146	106
Net loans	81	56
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	351	508
Net loans	569	525
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 664	$ 772